Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Summary of Revenue
The following table presents the disaggregation of revenue from contracts with the customers:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Revenues - Products
Air mobility solutions	105,351	46,854	38,061	5,519
Smart city management solutions	8,282	7,135	2,133	309
Aerial media solutions	62,241	518	125	18
Others	186	416	456	66

Subtotal-Products	176,060	54,923	40,775	5,912

Revenues - Services
Air mobility solutions	618	1,302	2,326	337
Aerial media solutions	3,415	582	1,216	176

Subtotal-Services	4,033	1,884	3,542	513

Total Revenues	180,093	56,807	44,317	6,425